Share-based payment arrangements - Additional information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) shares tranche $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)	1,265,672	1,091,891
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	5 years
Number of tranches | tranche	3
Vesting percentage on first anniversary	33.33%
Vesting percentage on second anniversary	33.33%
Vesting percentage on third anniversary	33.33%
Number of share options available to grant under the plan (in shares)	4,043,166	4,427,408
Number of share purchase options vested and exercisable (in shares)	1,834,985	2,254,702
Weighted average exercise price of share purchase options vested and exercisable (in Cdn$ per share) | $ / shares	$ 8.92	$ 11.51
Weighted average share price at date of options exercised (in Cdn$ per share) | $ / shares	$ 13.64	$ 13.26
Weighted average fair value per equity instrument granted (in $CDN per share) | $			$ 6.29		$ 5.62
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options (in shares)				5,000,000
Number of share purchased held in trust share-based payment arrangement (in shares)	934,705
Common shares purchased (in shares)	1,269,900
Market value | $	$ 15,526,000
Number of share purchase options vested and exercisable (in shares)				17,371		109,649
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage on first anniversary	33.33%
Vesting percentage on second anniversary	33.33%
Vesting percentage on third anniversary	33.33%
Number of share options granted in share-based payment arrangement (in shares)	176,414	180,132
Weighted average fair value per equity instrument granted (in $CDN per share) | $ / shares	$ 14.44
Number of common shares equity instruments exercise into once vested (in shares)	1
Number of shares outstanding				328,677		471,762	478,067
Restricted Shares With Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan	3 years
Number of share options granted in share-based payment arrangement (in shares)	229,979	440,508
Number of shares outstanding				566,740		908,377	689,967
Restricted Shares With Performance Criteria | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%
Restricted Shares With Performance Criteria | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%
Restricted Shares With Performance Criteria, Performance Criteria Not Met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	0
Restricted Shares With Performance Criteria, Performance Criteria Met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	229,979	80,235
Deferred Share Units Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding				335,829		351,232
Liabilities from share-based payment transactions | $				$ 2,803		$ 3,291
Performance Share Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	616,920	267,936
Number of shares outstanding				342,670		278,020	525,605
Performance Share Unit | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	0.00%
Performance Share Unit | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)	200.00%
Performance Share Unit, Performance Criteria Not Met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	352,837	13,937
Weighted average fair value per equity instrument granted (in $CDN per share) | (per share)	$ 28.66					$ 24.40
Performance Share Unit, Performance Criteria Met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)	264,083	253,999
Number of shares authorized for issuance (in shares)	3,126,000